Management of Capital (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of objectives, policies and processes for managing capital [abstract]
Shareholder's equity	$ 2,681.2	$ 1,759.4
Current portion of financing obligations (note 10)	4.2	3.6
Non-current portion of non-current borrowings	3.3	301.3
Managed capital	$ 2,688.7	$ 2,064.3